Segment Information - Depreciation and Amortization Expense by Segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Information: Depreciation and amortization expense
Total segment depreciation and amortization expense included in pre-tax operating earnings	$ 81.4	$ 82.2	$ 82.1
Depreciation and amortization expense related to exited business		26.9
Depreciation and amortization expense	81.4	109.1	82.1
Retirement and Income Solutions
Segment Information: Depreciation and amortization expense
Depreciation and amortization expense	57.2	58.0	53.0
Benefits and Protection
Segment Information: Depreciation and amortization expense
Depreciation and amortization expense	19.2	18.9	19.3
Corporate
Segment Information: Depreciation and amortization expense
Depreciation and amortization expense	$ 5.0	$ 5.3	$ 9.8